Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.7%
	Communication Services - 4.4%
11,835	AT&T, Inc.	$442,392
8,692	CBS Corporation - Class B	350,983
30,070	CenturyLink, Inc. (b)	435,714
840	Charter Communications, Inc. - Class A (a)(b)	394,808
8,514	Comcast Corporation - Class A	375,893
14,363	Discovery, Inc. - Series A (a)(b)	473,117
3,321	Liberty Broadband Corporation - Class A (a)	392,908
5,897	Omnicom Group, Inc. (b)	468,694
5,473	T-Mobile US, Inc. (a)	429,904
11,307	Verizon Communications, Inc.	681,134
14,224	Viacom, Inc. - Class B	342,372
3,026	Walt Disney Company	458,681
		5,246,600
	Consumer Discretionary - 11.7%
2,880	Advance Auto Parts, Inc.	452,390
690	AutoZone, Inc. (a)	812,766
2,945	Bright Horizons Family Solutions, Inc. (a)	443,281
1,732	Burlington Stores, Inc. (a)(b)	389,700
5,119	CarMax, Inc. (a)(b)	497,874
490	Chipotle Mexican Grill, Inc. (a)	398,821
7,933	D.R. Horton, Inc.	439,092
3,773	Darden Restaurants, Inc.	446,874
2,379	Dollar General Corporation	374,359
4,612	Dollar Tree, Inc. (a)(b)	421,814
1,912	Domino’s Pizza, Inc. (b)	562,701
9,850	eBay, Inc.	349,872
3,063	Expedia Group, Inc.	311,385
47,820	Ford Motor Company	433,249
4,789	Garmin, Ltd. (b)	467,837
11,125	General Motors Company	400,500
4,758	Genuine Parts Company	496,592
3,000	Hasbro, Inc.	305,100
1,591	Home Depot, Inc.	350,831
8,026	Lennar Corporation - Class A	478,751
2,879	McDonald’s Corporation	559,908
146	NVR, Inc. (a)(b)	553,616
1,156	O’Reilly Automotive, Inc. (a)	511,276
13,116	PulteGroup, Inc.	520,049
3,053	Ross Stores, Inc.	354,606
4,774	Starbucks Corporation	407,843
3,339	Target Corporation (b)	417,408
6,350	TJX Companies, Inc.	388,176
3,628	Tractor Supply Company	342,628
1,438	Ulta Beauty, Inc. (a)	336,291
9,129	Yum China Holdings, Inc. (b)	406,423
4,552	Yum! Brands, Inc.	458,250
		14,090,263
	Consumer Staples - 14.1%
12,282	Altria Group, Inc.	610,416
10,104	Archer-Daniels-Midland Company	433,765
5,907	Brown-Forman Corporation - Class B (b)	400,613
12,096	Campbell Soup Company (b)	563,311
7,221	Church & Dwight Company, Inc.	507,203
3,159	Clorox Company (b)	468,259

10,337	Coca-Cola Company	551,995
10,580	Coca-Cola European Partners plc	533,867
6,426	Colgate-Palmolive Company	435,811
12,601	Conagra Brands, Inc. (b)	363,791
2,160	Constellation Brands, Inc. - Class A	401,890
1,294	Costco Wholesale Corporation	387,954
10,233	General Mills, Inc.	545,624
4,472	Hershey Company	662,571
12,291	Hormel Foods Corporation (b)	547,318
6,755	JM Smucker Company (b)	709,882
8,363	Kellogg Company (b)	544,599
3,589	Kimberly-Clark Corporation	489,324
19,859	Kraft Heinz Company	605,700
19,667	Kroger Company	537,696
9,176	Lamb Weston Holdings, Inc.	770,599
3,186	McCormick & Company, Inc. (b)	539,231
7,657	Molson Coors Brewing Company - Class B (b)	386,525
8,311	Mondelez International, Inc. - Class A	436,660
5,986	Monster Beverage Corporation (a)(b)	358,083
3,770	PepsiCo, Inc.	512,079
6,452	Philip Morris International, Inc.	535,064
4,076	Procter & Gamble Company	497,517
7,859	Sysco Corporation	633,042
6,075	Tyson Foods, Inc. - Class A	546,082
14,489	US Foods Holding Corporation (a)	576,228
6,252	Walgreens Boots Alliance, Inc.	372,619
4,089	Walmart, Inc.	486,959
		16,952,277
	Energy - 2.2%
17,849	Baker Hughes Company	400,175
3,431	Chevron Corporation	401,872
5,675	Exxon Mobil Corporation	386,638
19,175	Kinder Morgan, Inc. (b)	376,022
9,757	Occidental Petroleum Corporation	376,327
5,076	ONEOK, Inc.	360,650
16,962	Williams Companies, Inc.	385,377
		2,687,061
	Financials - 15.6%
7,895	Aflac, Inc.	432,962
579	Alleghany Corporation (a)	451,643
3,853	Allstate Corporation	429,032
2,798	American Express Company	336,096
6,207	American International Group, Inc.	326,861
1,993	Aon plc	405,795
9,454	Arch Capital Group, Ltd. (a)	396,784
4,453	Arthur J. Gallagher & Company (b)	415,331
9,307	Bank of New York Mellon Corporation	455,764
7,764	BB&T Corporation (b)	424,846
1,765	Berkshire Hathaway, Inc. - Class B (a)	388,830
11,656	Brown & Brown, Inc. (b)	439,897
6,277	Cboe Global Markets, Inc.	746,335
2,765	Chubb, Ltd.	418,842
3,305	Cincinnati Financial Corporation	353,800
2,726	CME Group, Inc. (b)	552,642
5,712	Comerica, Inc.	402,182
2,687	Credicorp, Ltd.	567,468
1,949	Everest Re Group, Ltd.	528,685
1,348	FactSet Research Systems, Inc. (b)	350,008
9,409	Fidelity National Financial, Inc.	448,151
14,796	Fifth Third Bancorp	446,691
4,164	First Republic Bank/CA (b)	457,624

7,002	Hartford Financial Services Group, Inc.	433,144
26,892	Huntington Bancshares, Inc. (b)	400,422
5,298	Intercontinental Exchange, Inc.	498,913
3,340	JPMorgan Chase & Company	440,078
6,906	Loews Corporation (b)	351,515
2,773	M&T Bank Corporation	456,824
360	Markel Corporation (a)	408,798
1,595	MarketAxess Holdings, Inc.	644,093
3,924	Marsh & McLennan Companies, Inc.	424,067
3,703	Nasdaq, Inc.	388,074
2,826	PNC Financial Services Group, Inc.	432,971
4,368	Progressive Corporation	319,082
2,480	Reinsurance Group of America, Inc.	410,341
5,491	SunTrust Banks, Inc.	388,982
10,188	Synchrony Financial (b)	381,133
2,869	Travelers Companies, Inc.	392,250
8,250	U.S. Bancorp	495,248
8,768	Wells Fargo & Company	477,505
2,118	Willis Towers Watson plc	416,060
6,497	W.R. Berkley Corporation	441,796
		18,777,565
	Health Care - 14.4%
4,944	AbbVie, Inc. (b)	433,737
2,831	Allergan plc	523,565
4,392	AmerisourceBergen Corporation	386,101
1,937	Amgen, Inc.	454,653
1,787	Anthem, Inc.	515,835
4,121	Baxter International, Inc.	337,798
1,333	Becton Dickinson and Company	344,581
2,009	Biogen, Inc. (a)	602,318
11,241	Bristol-Myers Squibb Company (b)	640,063
7,079	Cardinal Health, Inc.	389,557
5,357	Cerner Corporation (b)	383,508
2,338	Cigna Corporation	467,413
1,297	Cooper Companies, Inc.	406,078
6,011	CVS Health Corporation	452,448
2,515	Danaher Corporation (b)	367,140
8,263	DENTSPLY SIRONA, Inc. (b)	467,190
17,847	Elanco Animal Health, Inc. (a)	494,540
3,927	Eli Lilly & Company	460,833
5,735	Gilead Sciences, Inc.	385,621
2,618	HCA Healthcare, Inc.	363,012
6,871	Henry Schein, Inc. (a)(b)	473,412
6,665	Hologic, Inc. (a)	342,048
1,503	Humana, Inc.	512,869
3,738	Johnson & Johnson	513,938
2,303	Laboratory Corporation of America Holdings (a)	396,784
2,746	McKesson Corporation	397,181
4,228	Medtronic plc	470,956
4,885	Merck & Company, Inc.	425,874
11,236	Pfizer, Inc.	432,811
4,077	Quest Diagnostics, Inc.	434,404
2,828	ResMed, Inc. (b)	423,069
2,648	STERIS plc	400,219
1,544	Stryker Corporation	316,304
1,860	UnitedHealth Group, Inc.	520,558
2,627	Universal Health Services, Inc. - Class B	366,440
3,295	Varian Medical Systems, Inc. (a)	440,640
1,780	Waters Corporation (a)(b)	395,285
1,570	WellCare Health Plans, Inc. (a)	505,650
2,489	Zimmer Biomet Holdings, Inc.	361,602
2,511	Zoetis, Inc.	302,626
		17,308,661

	Industrials - 6.4%
3,647	Allegion plc (b)	437,749
4,979	CH Robinson Worldwide, Inc. (b)	382,636
3,490	Dover Corporation	389,065
2,542	Equifax, Inc.	354,965
1,882	General Dynamics Corporation	342,035
2,146	Honeywell International, Inc.	383,168
3,034	Ingersoll-Rand plc (b)	397,788
9,859	Johnson Controls International plc	422,261
2,356	L3Harris Technologies, Inc.	473,768
1,026	Lockheed Martin Corporation	401,197
991	Northrop Grumman Corporation	348,604
4,987	PACCAR, Inc.	405,793
2,102	Raytheon Company	457,017
6,349	Republic Services, Inc.	562,839
6,890	Southwest Airlines Company	397,139
4,116	United Airlines Holdings, Inc. (a)(b)	381,965
2,353	Verisk Analytics, Inc.	347,020
1,332	W.W. Grainger, Inc.	422,177
4,134	Waste Management, Inc.	466,770
		7,773,956
	Information Technology - 7.0%
1,770	Accenture plc - Class A	356,053
8,021	Amdocs, Ltd.	555,856
7,225	Black Knight, Inc. (a)	455,247
5,016	Booz Allen Hamilton Holding Corporation	364,964
3,088	Broadridge Financial Solutions, Inc.	382,016
4,080	Check Point Software Technologies, Ltd. (a)(b)	480,950
5,599	Citrix Systems, Inc. (b)	631,623
6,919	Cognizant Technology Solutions Corporation - Class A	443,577
2,712	Fidelity National Information Services, Inc.	374,663
3,089	Fiserv, Inc. (a)(b)	359,065
2,291	Gartner, Inc. (a)	367,614
2,379	International Business Machines Corporation	319,857
2,794	Jack Henry & Associates, Inc.	424,520
3,850	Leidos Holdings, Inc. (b)	349,734
2,129	Motorola Solutions, Inc.	356,182
6,186	Oracle Corporation	347,282
4,126	Paychex, Inc.	355,331
5,605	QUALCOMM, Inc.	468,298
1,527	Tyler Technologies, Inc. (a)	443,090
20,517	Western Union Company (b)	551,497
		8,387,419
	Materials - 7.0%
1,763	Air Products & Chemicals, Inc.	416,650
2,942	Avery Dennison Corporation	383,548
5,110	Ball Corporation	337,567
1,934	Ecolab, Inc.	361,020
3,800	International Flavors & Fragrances, Inc. (b)	536,673
2,338	Linde plc	482,119
1,682	Martin Marietta Materials, Inc. (b)	451,449
110,649	Newmont Mining Corporation	4,248,922
3,353	PPG Industries, Inc.	432,001
6,199	RPM International, Inc.	457,052
636	Sherwin-Williams Company	370,871
		8,477,872

	Utilities - 16.9%
24,019	AES Corporation	454,199
11,916	Alliant Energy Corporation	631,548
8,086	Ameren Corporation (b)	601,032
8,449	American Electric Power Company, Inc.	771,816
5,057	American Water Works Company, Inc.	612,049
14,009	Aqua America, Inc. (b)	620,178
5,408	Atmos Energy Corporation	578,439
22,288	CenterPoint Energy, Inc.	547,393
10,716	CMS Energy Corporation	656,891
8,041	Consolidated Edison, Inc.	698,682
9,157	Dominion Energy, Inc.	761,039
5,664	DTE Energy Company	707,660
8,336	Duke Energy Corporation	734,985
7,097	Edison International	490,403
6,333	Entergy Corporation	737,098
14,509	Evergy, Inc.	917,985
8,783	Eversource Energy	725,827
14,155	Exelon Corporation	628,482
12,498	FirstEnergy Corporation	596,030
3,190	NextEra Energy, Inc. (b)	745,886
21,617	NiSource, Inc.	571,770
9,502	NRG Energy, Inc.	377,514
13,799	OGE Energy Corporation	580,386
7,188	Pinnacle West Capital Corporation	628,159
22,113	PPL Corporation	752,505
10,816	Public Service Enterprise Group, Inc. (b)	641,497
4,188	Sempra Energy	616,767
12,463	Southern Company	772,582
11,181	UGI Corporation	486,933
14,858	Vistra Energy Corporation	394,183
8,177	WEC Energy Group, Inc. (b)	724,891
10,353	Xcel Energy, Inc. (b)	636,606
		20,401,415
	TOTAL COMMON STOCKS (Cost $103,171,076)	120,103,089

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
183,685	Invesco Government & Agency Portfolio - Institutional Class, 1.53% (c)	183,685
	TOTAL SHORT-TERM INVESTMENTS (Cost $183,685)	183,685

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.2%
	Private Funds - 20.2%
24,371,428	Mount Vernon Liquid Assets Portfolio, LLC, 1.84% (c)	24,371,428
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,371,428)	24,371,428

	Total Investments (Cost $127,726,189) - 120.0%	144,658,202
	Liabilities in Excess of Other Assets - (20.0)%	(24,146,667)
	TOTAL NET ASSETS - 100.0%	$120,511,535

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of November 30, 2019. The total value of securities on loan is $23,701,835.
	(c) Rate shown is the annualized seven-day yield as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

Nationwide Risk-Based U.S. Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$120,103,089	$-	$-	$120,103,089
Short-Term Investments	183,685	-	-	183,685
Investments Purchased with Proceeds from Securities Lending	-	24,371,428	-	24,371,428
Total Investments in Securities	$120,286,774	$24,371,428	$-	$144,658,202

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2019, the Fund did not recognize any transfers to or from Level 3.